Property, Plant and Equipment, Net (Tables)	6 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net, is comprised of the following:

	As of June 30,	As of December 31,
	2025	2025
	RMB	RMB
Building	-	9,667
Machinery and equipment	-	2,507
Charging piles and robots	-	6,986
Office equipment, furniture and fixtures	-	137
Motor vehicles	-	417
Electronic equipment	-	837
Sub-total	-	20,551
Accumulated depreciation	-	(3,593)
Construction in progress	-	24
Total	-	16,982